Fixed Assets, Net (Details) - Schedule of fixed assets - Computer Equipment [Member] - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of fixed assets [Abstract]
Furniture and computer equipment	$ 185,308	$ 155,741
Less: accumulated depreciation	(136,429)	(89,713)
Fixed assets, net	$ 48,879	$ 66,028